Schedule of Investments (unaudited)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 9.2%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$2,425	$ 2,417,892
Series A, 5.25%, 01/01/54	3,365	3,548,077
Series A, 5.25%, 05/01/55	1,950	2,082,487
Series C, 5.50%, 10/01/54	7,625	8,206,023
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	11,455	11,299,644
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	1,750	1,847,581
5.50%, 10/01/53	11,700	12,522,403
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	4,325	4,572,033
Series B-1, 5.75%, 04/01/54	10,455	11,378,016
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	8,540	8,455,606
Series A-1, 5.50%, 01/01/53	3,315	3,514,430
Series B, 5.00%, 01/01/54	6,190	6,490,660
Series B-1, 5.00%, 05/01/53	8,800	9,061,373
		85,396,225
Arizona — 2.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	1,015	919,178
Series A, 3.55%, 07/15/29	1,010	940,718
Series A, 5.00%, 07/01/49(b)	965	850,077
Series A, 5.00%, 07/01/54(b)	745	642,136
Series B, 4.25%, 07/01/27(b)	265	259,566
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/36	4,000	4,211,120
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(b)	165	164,940
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	298,415
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	950	873,829
Maricopa County Industrial Development Authority, RB
6.38%, 07/01/58(b)	1,050	1,053,060
Series 2019F, 4.00%, 01/01/45	3,130	2,929,121
Phoenix-Mesa Gateway Airport Authority, ARB
5.00%, 07/01/27	700	700,329
5.00%, 07/01/32	1,925	1,925,812
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	3,590	3,864,595
		19,632,896
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(b)	2,245	2,180,686
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	4,345	4,334,064
		6,514,750
California — 10.5%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	2,615	2,835,373
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	215	150,034
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,422,646
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$5,640	$ 5,619,494
California School Finance Authority, RB, 5.00%, 08/01/42(b)	875	883,934
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	6,415	6,725,677
Series C, AMT, 5.00%, 05/15/45	5,000	5,151,836
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/36	5,650	6,084,293
AMT, Subordinate, 5.00%, 11/15/31(c)	530	588,178
AMT, Subordinate, 5.00%, 05/15/37	9,470	10,200,024
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 5.00%, 09/01/37	160	159,234
Sustainability Bonds, 4.00%, 12/01/56	300	218,584
Series A, Sustainability Bonds, 4.00%, 06/01/58	1,855	1,326,144
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/28(c)	10,285	11,166,950
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	5,000	5,324,730
Manteca Financing Authority, RB, (AGC-ICC), 5.75%, 12/01/36	3,285	3,290,570
Ontario Public Financing Authority, RB, (AGM), 5.00%, 11/01/52	6,000	6,367,999
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,755	5,627,896
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	1,870	1,772,175
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/47	7,855	7,945,928
Series E, AMT, 5.00%, 05/01/40	3,335	3,494,101
State of California, GO, 5.50%, 04/01/28	15	15,021
State of California, Refunding GO, 4.00%, 03/01/36	10,775	11,168,826
		97,539,647
Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	885	918,011
Series A, AMT, 4.13%, 11/15/53	2,185	1,994,649
Series D, AMT, 5.75%, 11/15/45	1,315	1,453,444
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	1,107,893
5.50%, 11/01/47	620	679,959
5.25%, 11/01/52	1,555	1,649,232
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,000	2,074,673
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,189	1,165,573
Park Creek Metropolitan District, Refunding RB, Series A, 5.00%, 12/01/34	500	508,738
		11,552,172
Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,190	1,044,407
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	2,860	3,049,478
4.25%, 07/15/53	765	730,416
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB (continued)
Series A, 5.00%, 01/01/30(b)	$130	$ 124,270
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45	5,000	5,048,497
Series G-1, 5.00%, 07/01/27(b)	100	100,492
Series G-1, 5.00%, 07/01/28(b)	100	100,343
Series G-1, 5.00%, 07/01/29(b)	100	99,944
Series G-1, 5.00%, 07/01/30(b)	100	99,584
Series G-1, 5.00%, 07/01/32(b)	150	148,124
Series G-1, 5.00%, 07/01/34(b)	125	122,434
State of Connecticut, GO
Series C, 4.00%, 06/15/39	300	303,953
Series C, 4.00%, 06/15/41	300	297,836
		11,269,778
Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	890,538
Series A, 5.00%, 07/01/30	1,030	1,040,631
Series A, 5.00%, 07/01/31	750	756,627
Series A, 5.00%, 07/01/32	375	377,963
Series A, 5.00%, 07/01/33	1,190	1,198,253
		4,264,012
District of Columbia — 0.6%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	5,000	5,337,499
Florida — 11.0%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,035	2,115,149
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	300	299,362
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	777,322
Series A, 4.00%, 06/15/29	500	476,450
Series A, 5.00%, 06/01/45	850	745,812
Series A, 5.50%, 06/01/57	305	276,379
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	10,000	9,674,532
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/29(b)	785	783,123
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,310	5,952,524
Series B, 5.50%, 09/01/48	4,645	5,207,014
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	20,000	21,639,880
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	3,640	3,735,892
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/46	3,000	2,853,975
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/47	3,415	3,529,292
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	5,022,950
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	715	790,182
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/33	1,400	1,462,853
Security	Par (000)	Value
Florida (continued)
Escambia County Health Facilities Authority, Refunding RB (continued)
5.00%, 08/15/34	$1,240	$ 1,295,580
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	348,450
Series A-1, 4.00%, 11/01/40	1,080	938,301
Series A-1, 4.13%, 11/01/50	385	314,444
Series A-2, 3.63%, 11/01/30	115	108,303
Series A-2, 4.00%, 11/01/40	185	160,728
Series A-2, 4.13%, 11/01/50	140	114,343
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,270	1,212,791
AMT, 5.00%, 05/01/29	3,080	3,073,465
Florida Development Finance Corp., Refunding RB
5.00%, 06/01/31(b)	450	425,593
5.00%, 09/15/50(b)	475	409,601
AMT, 07/15/32(a)(b)(d)	3,535	3,648,204
AMT, (AGM), 07/01/53(d)	12,370	12,887,006
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	920,976
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	590	566,048
Hills of Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	1,022,988
Lakewood Ranch Stewardship District, SAB
3.60%, 05/01/24	85	84,998
4.30%, 05/01/27(b)	325	322,584
3.80%, 05/01/29	515	501,337
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	55	55,052
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	240	239,997
Orange County Health Facilities Authority, RB, 5.00%, 10/01/47	1,945	2,005,949
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	333,391
Seminole Improvement District, RB
5.00%, 10/01/32	265	258,363
5.30%, 10/01/37	300	289,898
Southern Groves Community Development District No. 5, Refunding SAB, 3.25%, 05/01/29	290	277,830
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	142	69,847
Talavera Community Development District, SAB
3.50%, 05/01/25	95	93,933
3.85%, 05/01/30	540	517,509
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	175,466
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	910	909,426
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,970	2,016,303
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	840	847,878
		101,789,273
Georgia — 4.1%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	694,565

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	$860	$ 884,179
Series A, 5.00%, 06/01/53(a)	8,890	9,284,093
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	13,405	14,103,697
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	8,285	8,441,424
Series A, 5.00%, 07/01/52	3,160	3,252,032
Municipal Electric Authority of Georgia, Refunding RB, Series A, 5.00%, 01/01/56	1,250	1,272,187
		37,932,177
Hawaii — 1.0%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	5,000	5,136,532
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,350,414
AMT, 5.25%, 08/01/26	2,500	2,500,750
		8,987,696
Idaho — 0.9%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 12/01/47	5,000	5,108,567
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,315	1,267,335
Idaho Housing & Finance Association, Refunding RB
4.00%, 05/01/42	1,160	1,077,819
4.00%, 05/01/52	905	758,928
		8,212,649
Illinois — 11.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,825	2,990,734
Series A, 5.00%, 12/01/40	720	732,657
Series A, 5.00%, 12/01/47	1,915	1,900,090
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	495	520,747
Series C, 5.00%, 12/01/26	4,730	4,843,377
Series D, 5.00%, 12/01/26	4,185	4,284,707
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,015	1,114,864
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	4,360	4,609,529
Series D, Senior Lien, 5.25%, 01/01/42	2,630	2,716,169
Series D, Senior Lien, 5.00%, 01/01/47	1,705	1,732,423
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/37	3,460	3,595,314
Series E, Senior Lien, (AGM), 4.00%, 01/01/40	5,000	5,019,405
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,015,108
Series A, Senior Lien, 4.00%, 12/01/49	5,190	4,593,771
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	2,755	2,938,468
Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,190	1,265,701
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,975	2,092,878
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	5,000	4,709,315
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/37	$1,455	$ 1,491,925
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,000	5,052,882
Series A, 5.00%, 01/01/45	2,500	2,643,336
Series A, 4.00%, 01/01/46	9,770	9,261,169
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,256,065
4.00%, 06/15/50	2,725	2,465,752
State of Illinois, GO
5.00%, 04/01/31	1,000	1,000,790
5.00%, 05/01/31	5,010	5,013,968
5.00%, 11/01/34	5,000	5,150,571
5.50%, 05/01/39	3,500	3,785,430
5.75%, 05/01/45	2,000	2,133,951
Series A, 5.50%, 03/01/42	6,000	6,587,237
Series A, 5.50%, 03/01/47	5,500	5,927,486
Series D, 5.00%, 11/01/28	350	365,652
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	125,333
		102,936,804
Indiana — 1.7%
Indiana Finance Authority, RB
5.00%, 06/01/41	550	447,380
5.00%, 06/01/51	405	300,837
5.00%, 06/01/56	360	260,551
1st Lien, 5.00%, 10/01/46	2,700	2,741,567
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	1,270	1,253,273
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, (FHLMC, FNMA, GNMA), 4.75%, 07/01/54	4,195	4,109,407
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	975	1,062,060
Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,365	5,550,418
		15,725,493
Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,499,821
Kansas — 0.2%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	2,000	1,866,209
Kentucky — 1.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	279,129
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	786,514
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	2,440	2,405,234
Series C, 4.00%, 02/01/50	2,500	2,502,274
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	7,470	7,887,295
		13,860,446
Louisiana — 1.3%
Lafayette Parish School Board Sale Tax Revenue, RB
4.00%, 04/01/48	940	899,072
4.00%, 04/01/53	595	549,050
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	$2,030	$ 2,120,637
5.25%, 10/01/53	3,965	4,111,439
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,405	4,637,931
		12,318,129
Maryland — 3.4%
City of Baltimore Maryland, RB
5.00%, 06/01/51	820	781,502
Series A, 5.00%, 07/01/46	4,000	4,068,677
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	166,652
Series A, Senior Lien, 3.05%, 06/01/28	190	178,562
Series A, Senior Lien, 3.15%, 06/01/29	200	185,483
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	267,176
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	9,730	10,008,925
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(b)	1,655	1,639,406
Maryland State Transportation Authority, RB, 4.00%, 07/01/50	15,000	14,224,515
		31,520,898
Massachusetts — 3.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Class A, Sustainability Bonds, 4.00%, 06/01/50	8,000	7,612,738
Commonwealth of Massachusetts, GO
Series D, 4.00%, 02/01/46	5,000	4,795,960
Series E, 5.00%, 11/01/45	2,500	2,653,714
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,610	4,517,704
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/30	3,125	3,229,922
5.00%, 01/01/31	1,730	1,739,101
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,005,289
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	220,245
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/42	6,200	6,115,585
		31,890,258
Michigan — 3.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,018
City of Detroit Michigan, GO
5.00%, 04/01/26	265	268,968
5.00%, 04/01/27	210	215,428
5.00%, 04/01/28	235	244,210
5.00%, 04/01/29	235	244,087
5.00%, 04/01/30	180	187,353
5.00%, 04/01/31	265	275,947
5.00%, 04/01/32	225	234,157
5.00%, 04/01/33	295	307,017
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,825	1,690,184
Security	Par (000)	Value
Michigan (continued)
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	$3,760	$ 3,958,066
Michigan Finance Authority, RB
4.00%, 02/15/47	4,500	4,152,962
4.00%, 02/15/50	9,705	8,871,740
5.50%, 02/28/57	540	577,642
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,009,947
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,491,479
AMT, 5.00%, 12/31/33	2,000	2,074,411
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	440	446,335
5.00%, 11/15/34	490	492,010
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	2,925	3,147,017
		33,898,978
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,035,799
Series A, 5.00%, 02/15/34	1,185	1,227,359
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	200	195,514
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	2,650	2,817,951
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	2,420	2,513,632
		7,790,255
Mississippi — 1.3%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,782,764
(AGM), 6.75%, 12/01/33	2,350	2,354,747
(AGM), 6.88%, 12/01/40	6,405	6,417,691
		12,555,202
Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	9,340	8,419,615
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	270	232,142
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,840	2,903,452
St Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	290	291,349
5.00%, 09/01/32	1,015	1,011,447
		12,858,005
Nebraska — 1.0%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	813,809
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	8,045	8,789,366
		9,603,175

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	$5,000	$ 5,010,990
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,890	1,895,283
		6,906,273
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	1,489	1,447,908
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27(b)	795	783,491
		2,231,399
New Jersey — 12.5%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	993,640
New Jersey Economic Development Authority, RB
5.00%, 11/01/44	10,500	10,943,589
AMT, 5.50%, 01/01/26	1,500	1,500,889
AMT, 5.50%, 01/01/27	1,000	1,000,584
AMT, (AGM), 5.00%, 01/01/31	2,425	2,425,922
AMT, 5.38%, 01/01/43	7,000	7,003,221
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	1,750	1,851,076
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	6,110	5,664,630
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 5.00%, 12/01/27	1,000	1,046,513
Series B, AMT, 5.00%, 12/01/28	1,000	1,047,566
Series B, AMT, 4.00%, 12/01/41	4,820	4,710,988
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, 10/01/44(d)	1,240	1,241,469
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	3,840	3,712,999
Series BB, AMT, 3.70%, 10/01/28	2,975	2,874,504
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/35	3,000	3,203,061
Series A, 5.00%, 06/15/30	2,000	2,056,164
Series AA, 5.25%, 06/15/32	2,250	2,285,407
Series AA, 4.00%, 06/15/39	4,000	3,979,695
Series AA, 5.00%, 06/15/45	6,000	6,291,465
Series BB, 5.00%, 06/15/46	6,725	7,158,289
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/33	2,285	2,448,729
Series A, 5.00%, 06/15/37	2,115	2,344,989
Series A, 5.25%, 06/15/42	850	935,540
Series AA, 4.25%, 06/15/44	2,000	1,975,605
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	9,105	9,740,391
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	1,345	1,345,774
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	985	903,837
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/31	350	359,921
Series B, AMT, 5.00%, 01/01/32	425	436,571
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	$12,000	$ 12,645,948
Sub-Series B, 5.00%, 06/01/46	12,065	12,176,607
		116,305,583
New Mexico — 0.1%
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	170	164,869
Series A, 5.00%, 05/15/44	820	752,493
		917,362
New York — 23.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,070	1,057,104
Series A, 5.00%, 06/01/35	415	422,682
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	360	357,361
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	679,582
City of New York, GO
Series A, 5.00%, 08/01/46	3,035	3,241,676
Series A-1, 4.00%, 09/01/46	2,630	2,467,011
Series B, 5.25%, 10/01/39	1,750	1,961,496
Series B, 5.25%, 10/01/40	1,340	1,493,944
Series D, 5.25%, 04/01/54	2,060	2,235,444
Series F-1, 4.00%, 03/01/47	2,645	2,491,582
Hudson Yards Infrastructure Corp., Refunding RB, Series A, (AGM), 4.00%, 02/15/47	25,165	23,755,676
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	807,797
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,145	3,150,564
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,374,280
Metropolitan Transportation Authority, Refunding RB
Series A, (BAM), 4.00%, 11/15/48	4,230	3,986,326
Series A, 4.00%, 11/15/51	2,250	2,176,719
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	4,365	3,977,340
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,925	2,935,690
New York City Municipal Water Finance Authority, RB
Series GG, 5.00%, 06/15/50	1,685	1,768,609
Sub-Series CC-1, 5.25%, 06/15/54	1,070	1,170,753
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	5,000	4,980,875
Series DD, 4.13%, 06/15/47	2,500	2,471,084
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	4,210	4,109,443
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	6,625	6,965,764
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/49	2,915	2,760,845
Sub-Series B-1, 5.00%, 08/01/38	3,000	3,072,640
Sub-Series E-1, 5.00%, 02/01/35	6,795	6,942,659
Subordinate, 4.00%, 05/01/43	19,900	19,313,994
Series A-1, Subordinate, 4.00%, 08/01/48	3,795	3,603,539
Series F-1, Subordinate, 5.00%, 02/01/47	2,690	2,850,677
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(g)	$7,650	$ 3,425,861
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,730	1,731,081
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,840	3,482,976
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,932,653
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	9,515	8,897,401
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/32	3,060	3,091,891
Series A, 4.00%, 03/15/46	10,000	9,571,744
Series A, 4.00%, 03/15/54	2,890	2,685,154
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/50	5,000	4,659,929
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	8,885	8,318,349
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,810	1,958,851
AMT, 5.00%, 12/01/40	1,865	1,942,537
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	2,775	2,755,711
AMT, 5.00%, 10/01/35	1,870	1,970,108
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	3,325	3,596,199
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	6,520	6,768,361
Series 232, AMT, 4.63%, 08/01/52	1,290	1,267,939
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	12,245	11,550,270
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	4,860	5,102,033
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,915	4,170,365
Series B, 5.00%, 11/15/37	4,400	4,597,127
Series C, 5.25%, 05/15/52	1,805	1,942,783
Utility Debt Securitization Authority, Refunding RB, Restructured, Sustainability Bonds, 5.00%, 12/15/44	4,290	4,690,805
		220,693,284
North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	1,855	1,844,749
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	4,625	4,882,254
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	620	657,113
		7,384,116
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	2,710	2,426,024
Series B-2, Class 2, 5.00%, 06/01/55	11,925	10,809,348
Reading Community City School District, Refunding GO, Series A, 5.00%, 11/01/46	2,000	2,002,499
Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, 4.00%, 01/01/46	$6,000	$ 5,617,826
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(c)	25	25,845
		20,881,542
Oklahoma — 0.6%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	1,360	1,299,528
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,227,808
Series B, 5.00%, 08/15/33	1,305	1,325,198
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	1,395	1,325,752
		5,178,286
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,910	8,550,849
Pennsylvania — 4.9%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,525	2,552,057
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/28(b)	675	687,634
Bucks County Industrial Development Authority, RB
5.00%, 07/01/35	1,100	938,893
5.00%, 07/01/36	1,250	1,056,462
4.00%, 07/01/46	245	183,976
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 09/01/51	2,485	2,496,713
Series A, 5.00%, 09/01/43	2,185	2,229,875
Pennsylvania Economic Development Financing Authority, RB
AMT, (AGM), 5.50%, 06/30/42	2,000	2,215,380
AMT, 5.75%, 06/30/48	2,365	2,560,140
AMT, 5.25%, 06/30/53	3,910	4,051,170
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,590	1,627,952
Pennsylvania Turnpike Commission, RB, Series B, Subordinate, 4.00%, 12/01/51	3,000	2,738,845
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/30	2,620	2,773,436
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,222,458
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	769,398
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/32	1,200	1,274,499
Series A, (SAW), 5.50%, 09/01/48	9,145	9,918,852
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,085	2,161,710
		45,459,450
Puerto Rico — 4.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	2,753	3,064,325
Series A-1, Restructured, 4.00%, 07/01/35	675	656,575
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(g)	5,621	3,701,073

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	$1,919	$ 1,871,001
Series A-1, Restructured, 4.75%, 07/01/53	1,069	1,042,748
Series A-1, Restructured, 5.00%, 07/01/58	8,827	8,787,219
Series A-2, Restructured, 4.78%, 07/01/58	488	473,257
Series A-2, Restructured, 4.33%, 07/01/40	12,484	12,176,892
Series B-1, Restructured, 4.75%, 07/01/53	334	325,506
Series B-2, Restructured, 4.78%, 07/01/58	726	704,707
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(g)
Series A-1, Restructured, 0.00%, 07/01/29	11,890	9,750,703
Series A-1, Restructured, 0.00%, 07/01/33	1,464	1,010,477
Series A-1, Restructured, 0.00%, 07/01/46	7,903	2,462,583
		46,027,066
Rhode Island — 0.7%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,002,931
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series A, (GNMA), 4.60%, 10/01/49	6,010	5,871,005
		6,873,936
South Carolina — 1.5%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,210	5,480,793
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	415	402,507
Series A, 5.00%, 05/01/37	4,480	4,642,107
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 4.63%, 07/01/49	2,700	2,670,185
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	305	324,740
		13,520,332
Tennessee — 4.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	660	704,086
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,230	3,260,366
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
5.25%, 05/01/48	820	872,704
Series A, 5.00%, 07/01/40	4,000	4,030,998
Series A, 5.00%, 07/01/46	5,240	5,278,152
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,090	3,133,070
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,846,625
Series B, AMT, 5.50%, 07/01/52	3,500	3,693,876
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,663,909
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	7,845	8,188,342
		38,672,128
Security	Par (000)	Value
Texas — 13.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	$1,630	$ 1,625,292
7.88%, 11/01/62	1,410	1,409,568
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,265,437
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,505	2,713,687
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	405	393,394
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	701,096
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	410	420,151
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	2,390	2,523,178
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	409,811
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 11/15/51	1,840	1,714,860
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,940	6,548,810
County of Harris Texas, Refunding GO, Series A, 5.00%, 09/15/48	6,080	6,493,609
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	9,400	8,903,170
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	6,640	7,114,055
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,885	1,751,118
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	230	246,251
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	855	855,069
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,310,883
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	720,312
North Texas Tollway Authority, Refunding RB
Series A, 4.13%, 01/01/40	2,500	2,544,596
Series A, 5.00%, 01/01/40	3,000	3,275,892
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,740	1,647,075
1st Lien, 5.00%, 10/01/53	1,850	1,956,631
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,912,468
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	6,720	6,329,216
State of Texas, GO, Class A, 5.00%, 04/01/44	6,000	6,108,395
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	7,130	7,450,375
Series A, 4.00%, 07/01/53	2,410	2,167,123
Series A, 5.00%, 07/01/53	1,485	1,541,691
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,590	8,709,259
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	391,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 4.60%, 09/01/43	$2,360	$ 2,335,497
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	1,720	1,793,568
5.00%, 12/15/32	6,585	6,929,295
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series B, 5.50%, 01/01/54(a)	5,000	5,480,841
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,000	2,008,499
Texas Water Development Board, RB
4.45%, 10/15/36	1,155	1,245,194
4.00%, 10/15/54	7,000	6,414,081
		122,360,469
Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/34	3,500	3,602,041
Series A, AMT, 5.25%, 07/01/48	950	994,164
Series A, AMT, 5.00%, 07/01/51	1,805	1,836,686
Utah Charter School Finance Authority, RB(b)
3.63%, 06/15/29	345	322,983
5.00%, 06/15/49	320	291,115
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,040	1,014,730
		8,061,719
Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	8,400	7,775,841
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	1,740	1,856,266
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,118,544
		11,750,651
Washington — 0.9%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,755	5,898,285
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/27	1,560	1,544,318
5.00%, 01/01/28	750	738,975
		8,181,578
Wisconsin — 1.8%
Public Finance Authority, RB
5.00%, 06/15/34	430	439,726
5.00%, 10/15/56(b)	385	306,297
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Class A, 5.00%, 06/15/56(b)	$1,000	$ 767,884
Series A, 4.00%, 03/01/30(b)	390	372,354
Series A, 5.00%, 10/15/50(b)	1,695	1,435,008
AMT, 4.00%, 09/30/51	1,595	1,308,653
AMT, 4.00%, 03/31/56	1,520	1,219,105
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	115	104,792
5.00%, 09/01/49(b)	520	417,443
Series B, AMT, 5.25%, 07/01/28	3,765	3,766,657
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/15/49	4,235	3,775,066
4.00%, 12/01/51	2,720	2,517,032
		16,430,017
Total Municipal Bonds — 150.6% (Cost: $1,381,529,000)		1,399,138,487
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 2.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	20,000	20,919,888
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,310	7,824,646
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,880	7,574,012
Illinois — 1.4%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,583,960
Michigan — 2.8%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	15,712,095
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,168,031
		25,880,126

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47	$18,910	$ 19,453,192
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.1% (Cost: $91,993,054)		94,235,824
Total Long-Term Investments — 160.7% (Cost: $1,473,522,054)		1,493,374,311

	Shares
Short-Term Securities
	Money Market Funds — 4.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	39,734,880	39,738,853
	Total Short-Term Securities — 4.3% (Cost: $39,736,816)	39,738,853
	Total Investments — 165.0% (Cost: $1,513,258,870)	1,533,113,164
	Other Assets Less Liabilities — 1.0%	9,521,126
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.6)%	(52,227,653)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.4)%	(561,407,715)
	Net Assets Applicable to Common Shares — 100.0%	$ 928,998,922

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 36,788,624	$ 2,945,371 (a)	$ —	$ 2,747	$ 2,111	$ 39,738,853	39,734,880	$ 892,116	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,399,138,487	$ —	$ 1,399,138,487
Municipal Bonds Transferred to Tender Option Bond Trusts	—	94,235,824	—	94,235,824
Short-Term Securities
Money Market Funds	39,738,853	—	—	39,738,853
	$39,738,853	$1,493,374,311	$—	$1,533,113,164
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,489,875)	$—	$(51,489,875)
VRDP Shares at Liquidation Value	—	(561,700,000)	—	(561,700,000)
	$—	$(613,189,875)	$—	$(613,189,875)

Portfolio Abbreviation
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation